UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-02333

New Perspective Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

Michael W. Stockton

New Perspective Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

New Perspective Fund® Investment portfolio December 31, 2013 unaudited

Common stocks 94.57%
		Value
Consumer discretionary 19.05%	Shares	(000)

Amazon.com, Inc.[1]	4,074,000	$ 1,624,671
Naspers Ltd., Class N	8,515,624	889,724
Home Depot, Inc.	9,420,000	775,643
priceline.com Inc.[1]	501,000	582,362
Burberry Group PLC[2]	22,700,991	569,890
Time Warner Inc.	6,976,700	486,416
adidas AG	3,425,478	436,560
Toyota Motor Corp.	6,749,900	411,493
Swatch Group Ltd, non-registered shares	498,968	329,737
Swatch Group Ltd	681,770	76,733
Honda Motor Co., Ltd.	8,757,300	360,071
Carnival Corp., units	8,285,000	332,808
Industria de Diseño Textil, SA	1,925,457	317,332
Liberty Global PLC, Class A1	2,520,000	224,255
Walt Disney Co.	3,800,000	290,320
CBS Corp., Class B	4,465,000	284,599
Starbucks Corp.	3,550,000	278,285
MGM Resorts International[1]	10,000,000	235,200
Tiffany & Co.	2,330,900	216,261
Las Vegas Sands Corp.	2,551,000	201,197
Publicis Groupe SA	2,131,544	195,032
Hyundai Mobis Co., Ltd.	511,961	142,380
Ford Motor Co.	9,000,000	138,870
Delphi Automotive PLC	2,233,000	134,270
Johnson Controls, Inc.	2,500,000	128,250
Expedia, Inc.	1,800,000	125,388
Coach, Inc.	2,103,500	118,069
General Motors Co.[1]	2,500,000	102,175
LVMH Moët Hennessey-Louis Vuitton SA	548,000	99,965
Suzuki Motor Corp.	3,360,000	90,230
NIKE, Inc., Class B	1,000,000	78,640
Arcos Dorados Holdings Inc., Class A	6,200,600	75,151
Christian Dior SA	370,000	69,912
Wynn Macau, Ltd.	15,044,800	68,198
Nikon Corp.	3,300,000	62,954
DIRECTV[1]	756,700	52,280
Bayerische Motoren Werke AG	252,000	29,544
Kia Motors Corp.	295,000	15,682
		10,650,547

Financials 14.63%

CME Group Inc., Class A	7,999,732	627,659
American Express Co.	6,750,000	612,428
AIA Group Ltd.	121,938,200	611,712
ACE Ltd.	5,903,800	611,220
Citigroup Inc.	10,037,600	523,059
Prudential PLC	22,986,141	510,056
Goldman Sachs Group, Inc.	2,801,500	496,594
ORIX Corp.	23,064,940	404,529
JPMorgan Chase & Co.	6,720,000	392,986
Moody’s Corp.	4,657,100	365,443
Sumitomo Mitsui Financial Group, Inc.	5,670,000	291,818
HSBC Holdings PLC	25,287,461	277,379
AXA SA	8,612,650	239,457
ICICI Bank Ltd. (ADR)	4,758,700	176,881
ICICI Bank Ltd.	2,800,000	49,737
Weyerhaeuser Co.[1]	7,105,000	224,305
Morgan Stanley	6,500,000	203,840
Allianz SE	1,039,800	186,460
Barclays PLC	40,019,125	180,220
BNP Paribas SA	2,014,250	156,977
Tokio Marine Holdings, Inc.	4,550,000	151,868
Deutsche Bank AG	2,655,000	126,650
Standard Chartered PLC	5,288,700	119,106
Sampo Oyj, Class A	2,299,900	113,017
ING Groep NV, depository receipts[1]	8,060,000	111,990
Bank of Nova Scotia	1,630,000	101,935
McGraw Hill Financial, Inc.	1,300,000	101,660
DNB ASA	5,094,318	91,130
BlackRock, Inc.	250,000	79,118
Bank of China Ltd., Class H	96,350,000	44,359
		8,183,593

Health care 12.81%

Novo Nordisk A/S, Class B	11,247,317	2,061,654
Bayer AG	6,524,860	915,129
Gilead Sciences, Inc.[1]	8,747,100	657,345
Merck & Co., Inc.	8,230,000	411,911
Regeneron Pharmaceuticals, Inc.[1]	1,422,000	391,391
Novartis AG	4,055,000	323,655
Roche Holding AG	1,126,300	314,639
Bristol-Myers Squibb Co.	4,799,500	255,093
Celgene Corp.[1]	1,300,000	219,648
Vertex Pharmaceuticals Inc.[1]	2,846,000	211,458
Grifols, SA, Class B (ADR)	3,829,500	138,322
Grifols, SA, Class B, non-registered shares	1,576,222	56,129
Intuitive Surgical, Inc.[1]	467,000	179,365
AstraZeneca PLC	2,965,000	175,504
Baxter International Inc.	2,485,000	172,832
UCB SA	2,237,704	166,665
Edwards Lifesciences Corp.[1]	1,880,000	123,629
Pfizer Inc.	4,000,000	122,520
Mindray Medical International Ltd., Class A (ADR)	2,674,000	97,227
Sonic Healthcare Ltd.	4,753,304	70,369
Hologic, Inc.[1]	1,990,000	44,476
Fresenius SE & Co. KGaA	275,200	42,251
Sonova Holding AG	98,658	13,272
		7,164,484

		Value
Information technology 12.68%	Shares	(000)

Google Inc., Class A1	994,400	$1,114,434
ASML Holding NV	5,286,281	494,810
ASML Holding NV (New York registered)	2,564,870	240,328
Taiwan Semiconductor Manufacturing Co. Ltd.	152,783,994	540,833
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	3,000,000	52,320
Microsoft Corp.	14,785,000	553,403
Texas Instruments Inc.	10,331,791	453,669
VeriSign, Inc.[1]	6,152,044	367,769
Avago Technologies Ltd.	5,560,000	294,068
Murata Manufacturing Co., Ltd.	3,008,300	266,808
Alcatel-Lucent[1]	59,502,728	266,693
Naver Corp.	377,000	258,633
OMRON Corp.	5,125,000	226,053
ARM Holdings PLC	12,350,783	224,771
Oracle Corp.	5,238,000	200,406
MasterCard Inc., Class A	225,000	187,978
Amphenol Corp., Class A	1,820,000	162,308
salesforce.com, inc.[1]	2,712,000	149,675
Nintendo Co., Ltd.	1,120,800	149,106
Hewlett-Packard Co.	5,000,000	139,900
Visa Inc., Class A	493,200	109,826
Jabil Circuit, Inc.	6,048,500	105,486
Samsung Electronics Co. Ltd.	76,500	99,453
Apple Inc.	175,000	98,194
Analog Devices, Inc.	1,700,000	86,581
Rackspace Hosting, Inc.[1]	1,680,000	65,738
TDK Corp.	1,152,400	55,152
Infineon Technologies AG	4,767,300	50,893
Delta Electronics, Inc.	5,850,000	33,369
TE Connectivity Ltd.	371,875	20,494
Quanta Computer Inc.	8,550,000	19,938
		7,089,089

Industrials 11.03%

Delta Air Lines, Inc.	20,000,000	549,400
Boeing Co.	3,892,000	531,219
United Technologies Corp.	4,429,900	504,123
United Continental Holdings, Inc.[1]	12,300,000	465,309
European Aeronautic Defence and Space Co. EADS NV	5,770,326	443,033
General Electric Co.	13,625,000	381,909
KONE Oyj, Class B	7,865,000	354,892
Rolls-Royce Holdings PLC[1]	15,873,000	335,132
Schneider Electric SA	3,593,108	313,389
Experian PLC	10,770,000	198,677
Intertek Group PLC	3,620,428	188,730
Ryanair Holdings PLC (ADR)[1]	3,869,499	181,596
ASSA ABLOY AB, Class B	3,384,100	178,785
Siemens AG	1,100,000	150,253
Honeywell International Inc.	1,500,000	137,055
Parker-Hannifin Corp.	1,000,000	128,640
Geberit AG	423,000	128,268
Vallourec SA	2,258,000	123,011
Deere & Co.	1,300,000	118,729
Michael Page International PLC	14,279,900	115,396
Union Pacific Corp.	652,000	109,536
W.W. Grainger, Inc.	419,500	107,149
Eaton Corp. PLC	1,391,000	105,883
FANUC CORP.	495,800	90,629
Marubeni Corp.	8,470,000	60,804
Precision Castparts Corp.	175,000	47,127
Mitsubishi Heavy Industries, Ltd.	5,290,000	32,701
Komatsu Ltd.	1,516,700	30,778
Atlas Copco AB, Class B	1,181,500	29,979
Cummins Inc.	182,000	25,657
		6,167,789

Consumer staples 10.59%

Nestlé SA	7,758,200	567,917
British American Tobacco PLC	10,464,500	561,103
Philip Morris International Inc.	5,603,474	488,231
Associated British Foods PLC	11,995,056	485,656
Pernod Ricard SA	3,880,791	442,106
SABMiller PLC	7,584,008	389,446
Anheuser-Busch InBev NV	3,393,850	360,721
PepsiCo, Inc.	3,880,900	321,882
Costco Wholesale Corp.	2,500,000	297,525
Shoprite Holdings Ltd.	15,585,952	243,670
Unilever NV, depository receipts	5,270,000	212,242
Kimberly-Clark Corp.	1,915,000	200,041
Japan Tobacco Inc.	6,020,000	195,503
Coca-Cola Co.	4,558,700	188,320
Procter & Gamble Co.	2,053,300	167,159
Mead Johnson Nutrition Co.	1,485,000	124,384
Mondelez International, Inc.	3,392,000	119,738
Avon Products, Inc.	6,442,000	110,931
Colgate-Palmolive Co.	1,430,000	93,250
Wal-Mart de México, SAB de CV, Series V	29,667,984	77,848
Danone SA	1,000,000	71,977
Imperial Tobacco Group PLC	1,707,000	66,088
Alimentation Couche-Tard Inc., Class B	740,000	55,647
Coca-Cola Amatil Ltd.	4,704,261	50,531
Unilever PLC	677,000	27,825
		5,919,741

Materials 4.21%

Linde AG	1,577,300	329,932
FMC Corp.	2,816,000	212,496
Monsanto Co.	1,750,000	203,963
Rio Tinto PLC	3,520,000	198,738
First Quantum Minerals Ltd.	9,693,000	174,652
Glencore Xstrata PLC	30,638,000	158,648
Holcim Ltd	2,104,235	157,455
Dow Chemical Co.	2,780,000	123,432
Potash Corp. of Saskatchewan Inc.	3,295,000	108,603
Praxair, Inc.	800,000	104,024
Koninklijke DSM NV	1,321,800	103,940
Akzo Nobel NV	1,325,000	102,697
BASF SE	765,000	81,551
Syngenta AG	159,000	63,311
BHP Billiton Ltd.	1,600,000	54,274
L’Air Liquide SA, bonus shares[3]	346,499	49,002
Impala Platinum Holdings Ltd.	3,865,000	45,319
United States Steel Corp.	1,500,000	44,250
Mosaic Co.	816,000	38,572
		2,354,859

Energy 4.10%

Oil Search Ltd.	36,429,915	263,804
Canadian Natural Resources, Ltd.	6,875,000	232,608
EOG Resources, Inc.	1,381,608	231,889
Occidental Petroleum Corp.	2,170,000	206,367
Noble Energy, Inc.	3,020,000	205,692
Enbridge Inc.	4,375,900	191,184
Schlumberger Ltd.	1,450,000	130,660
FMC Technologies, Inc.[1]	2,493,000	130,160
ConocoPhillips	1,800,000	127,170
Technip SA	997,262	95,843
Baker Hughes Inc.	1,500,000	82,890
Cenovus Energy Inc. (CAD denominated)	1,772,600	50,729
Cenovus Energy Inc.	1,025,000	29,366
Royal Dutch Shell PLC, Class B	1,630,998	61,579
Royal Dutch Shell PLC, Class B (ADR)	200,000	15,022
EnCana Corp.	4,000,000	72,224
Halliburton Co.	1,142,899	58,002
Chevron Corp.	443,100	55,348
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	1,968,000	27,119
Transocean Ltd.	462,600	22,862
		2,290,518

Telecommunication services 1.20%

SoftBank Corp.	4,334,700	378,684
Vodafone Group PLC	31,000,000	121,663
Koninklijke KPN NV	30,000,000	96,698
América Móvil, SAB de CV, Series L (ADR)	2,525,800	59,028
NII Holdings, Inc., Class B1	5,500,000	15,125
		671,198

Utilities 0.20%

Cheung Kong Infrastructure Holdings Ltd.	16,732,000	105,623
National Grid PLC	662,000	8,638
		114,261

Miscellaneous 4.07%

Other common stocks in initial period of acquisition		2,276,580
Total common stocks (cost: $30,475,331,000)		52,882,659

Convertible securities 0.01%
	Principal amount	Value
Consumer staples 0.01%	(000)	(000)

Shoprite Holdings Ltd. 6.50% convertible notes 2017	ZAR43,260	$ 4,755
Total convertible securities (cost: $5,605,000)		4,755
Bonds, notes & other debt instruments 0.19%

U.S. Treasury bonds & notes 0.19%

U.S. Treasury 0.25% 2015	$ 28,325	28,340
U.S. Treasury 4.00% 2015	74,925	78,116
Total bonds, notes & other debt instruments (cost: $106,385,000)		106,456

Short-term securities 5.16%

Freddie Mac 0.10%–0.17% due 1/6–10/1/2014	991,016	990,530
Fannie Mae 0.12%–0.16% due 1/2–9/22/2014	472,900	472,770
Federal Home Loan Bank 0.06%–0.18% due 1/13–7/1/2014	379,975	379,869
U.S. Treasury Bills 0.061%–0.103% due 2/6–6/5/2014	202,500	202,464
International Bank for Reconstruction and Development 0.065%–0.12% due 1/10–5/16/2014	186,100	186,074
Toronto-Dominion Holdings USA Inc. 0.14%–0.15% due 1/3–1/15/2014[4]	146,500	146,496
Mitsubishi UFJ Trust and Banking Corp. 0.18% due 1/23/2014[4]	70,100	70,091
Victory Receivables Corp. 0.16% due 1/9–1/14/2014[4]	53,300	53,298
Bank of Nova Scotia 0.17%–0.18% due 2/19–3/3/2014	99,100	99,080
Thunder Bay Funding, LLC 0.15%–0.20% due 1/27–2/20/2014[4]	50,600	50,589
Toyota Motor Credit Corp. 0.15% due 2/27/2014	49,400	49,393
Nestlé Capital Corp. 0.10% due 1/7/2014[4]	43,300	43,300
Mizuho Funding LLC 0.225% due 1/15/2014[4]	30,000	29,997
General Electric Capital Corp. 0.05%–0.13% due 1/2–2/21/2014	26,000	25,997
GlaxoSmithKline Finance PLC 0.11% due 1/9/2014[4]	25,000	24,999
Coca-Cola Co. 0.18% due 1/7/2014[4]	24,300	24,300
Nordea Bank AB 0.175% due 2/19/2014[4]	20,200	20,196
Private Export Funding Corp. 0.245% due 4/29/2014[4]	14,000	13,993
Total short-term securities (cost $2,883,201,000)		2,883,436
Total investment securities (cost: $33,470,522,000)		55,877,306
Other assets less liabilities		40,553
Net assets		$55,917,859

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currency as shown in the following table. The average notional amount of open forward currency contracts was $375,634,000 over the prior 10-month period.

					Unrealized
			Contract amount		appreciation
			Receive	Deliver	at 12/31/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Japanese yen	1/16/2014	Citibank	$91,130	¥9,400,000	$ 1,863
Japanese yen	2/14/2014	Citibank	$10,066	¥1,000,000	568
Japanese yen	2/14/2014	Bank of New York Mellon	$105,687	¥10,500,000	5,959
Japanese yen	2/14/2014	Citibank	$31,626	¥3,150,000	1,708
Japanese yen	3/4/2014	Bank of America, N.A.	$207,355	¥21,300,000	5,032
					$15,130

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the three months ended December 31, 2013, appear below.

						Value of
						affiliate at
					Dividend income	12/31/2013
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

Burberry Group PLC	22,300,991	400,000	—	22,700,991	$3,265	$569,890

1Security did not produce income during the last 12 months.

2Represents an affiliated company as defined under the Investment Company Act of 1940.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $49,002,000, which represented ..09% of the net assets of the fund.

4Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $477,259,000, which represented ..85% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2013 (dollars in thousands):

		Investment securities

		Level 1	Level 2	Level 3	Total

Assets:
	Common stocks:
	Consumer discretionary	$10,650,547	$ —	$—	$10,650,547
	Financials	8,183,593	—	—	8,183,593
	Health care	7,164,484	—	—	7,164,484
	Information technology	7,089,089	—	—	7,089,089
	Industrials	6,167,789	—	—	6,167,789
	Consumer staples	5,919,741	—	—	5,919,741
	Materials	2,305,857	49,002	—	2,354,859
	Energy	2,290,518	—	—	2,290,518
	Telecommunication services	671,198	—	—	671,198
	Utilities	114,261	—	—	114,261
	Miscellaneous	2,276,580	—	—	2,276,580
	Convertible securities	—	4,755	—	4,755
	Bonds, notes & other debt instruments	—	106,456	—	106,456
	Short-term securities	—	2,883,436	—	2,883,436
Total		$52,833,657	$3,043,649	$—	$55,877,306

		Other investments*

		Level 1	Level 2	Level 3	Total

Assets:
	Unrealized appreciation on open forward currency contracts	$—	$15,130	$—	$15,130

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$22,838,040
Gross unrealized depreciation on investment securities	(526,284)
Net unrealized appreciation on investment securities	22,311,756
Cost of investment securities for federal income tax purposes	33,565,550

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

¥ = Japanese Yen

ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-007-0214O-S37695

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: February 28, 2014

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2014